Note 13 - Income Tax	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Loss before income taxes consisted of:

(In Thousands)

	Years Ended December 31
	2016	2015	2014

Cayman Islands	$(4,156)	$(19,183)	$(18,943)
Foreign	2,228	2,728	5,070

	$(1,928)	$(16,455)	$(13,873)

Income tax expense consisted of:

(In Thousands)

	Years Ended December 31
	2016	2015	2014

Current	$2,289	$2,651	$1,106
Deferred	(1,231)	1,989	78

Income tax expense	$1,058	$4,640	$1,184

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero
for the Company for the years being reported. The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2016	2015	2014

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	449	675	989
Changes in deferred income tax assets and liabilities	(1,249)	1,976	(72)
Adjustments to prior years’ taxes	33	20	23
Changes in valuation allowances for deferred income tax assets	18	13	150
Withholding taxes on repatriation of subsidiary profits	1,669	1,757	-
Other	138	199	94

	$1,058	$4,640	$1,184

The deferred income tax assets and liabilities as of
December
31,
2016
and
2015
consisted of the following:

(In Thousands)

	December 31
	2016	2015
Deferred income tax assets
Research and development credits	$5,979	$5,933
Net operating loss carryforwards	161	195
Depreciation and amortization	269	277
Accrued vacation and other expenses	25	56
	6,434	6,461
Valuation allowance	(6,250)	(6,232)

Total net deferred income tax assets	$184	$229

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$920	$2,188
Unrealized foreign exchanges	10	18

	$930	$2,206

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance increased by
$18,000,
$13,000,
and
$150,000
for the years ended
December
31,
2016,
2015,
and
2014,
respectively. The changes in the valuation allowance in
2016,
2015,
and
2014,
were primary due to the fluctuations in R&D credits from O
2
Micro Inc. that could not be utilized.

As of
December
31,
2016,
O
2
Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately
$5,284,000
and
$6,840,000,
respectively. The US federal research and development credit will expire from
2022
through
2036
if not utilized, while the state research and development credit will never expire. Utilization of the research and development credits may
be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of
1986
and similar provisions in the State of California’s tax regulations. The annual limitation may
result in the expiration of federal research and development credits before utilization.

As of
December
31,
2016,
the Company’s subsidiary had U.S. net operating loss carryforwards for federal and state tax purpose of
$383,000
and
$526,000,
respectively, which will expire, if not utilized beginning in
2033
and
2028.

To better position itself for the future growth phase, the Company considered the repatriation of the earnings from subsidiaries in Taiwan and China beginning in the second
quarter of
2015.
As a result, deferred tax liabilities from withholding tax for the unremitted earnings in Taiwanese and Chinese subsidiaries have been recorded for
$920,000
and
$2,188,000
as of
December
31,
2016
and
2015,
respectively.

The Company files income tax returns in various foreign jurisdictions. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to
2011
because of the statute of limitations.